DERIVATIVE LIABILITIES (Details 3) - Warrant [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	257.55%	513.48%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	561.50%	586.99%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.63%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.45%	1.12%
Minimum [Member]
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 year 9 months 4 days	2 years 4 days
Maximum [Member]
Derivative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 11 months 5 days	1 year 1 month 10 days